Condensed Statement of Changes in Shareholders' Equity (Unaudited) (Parentheticals)	Feb. 23, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Shares issued	8,625,000
Founder Shares | $		$ 24,856
Founder Shares [Member]
Founder Shares (in Shares)		7,187,500
Founder Shares | $	$ 1,437,500	$ 25,000
Class B Ordinary shares [Member]
Shares issued	8,625,000	8,625,000
Common stock subject to forfeiture shares	1,125,000	1,125,000
Class B Ordinary shares [Member] | Founder Shares [Member]
Founder Shares (in Shares)	1,125,000	1,125,000